9. Convertible Note Payable (Details Narrative) (Sept 2020) - USD ($)	1 Months Ended	4 Months Ended	5 Months Ended			6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Apr. 23, 2020	Jul. 31, 2020	Sep. 09, 2020	Aug. 20, 2020	Mar. 10, 2020	Sep. 30, 2020	Sep. 30, 2020	Aug. 04, 2020	Mar. 31, 2020	Mar. 31, 2019	Aug. 04, 2019	Mar. 10, 2019
Debt face amount						$ 828,000	$ 828,000		$ 754,000
Original issue discount						34,500	34,500		28,500
Net proceeds						150,000			725,499	$ 52,450
GS Capital [Member]
Number of shares converted	4,292,915	5,071,885	12,123,426	8,468,394
GS Capital [Member] | Principal [Member]
Value of shares converted	$ 7,000	$ 7,500	$ 55,000	$ 12,500
GS Capital [Member] | Accrued Interest [Member]
Value of shares converted	$ 341	$ 488	$ 4,075	$ 871
Convertible Note 1 [Member]
Debt face amount									82,000		$ 910,000	$ 734,000
Original issue discount						$ 7,000	7,000		$ 7,000		$ 34,500	$ 28,500
Net proceeds					$ 725,500			$ 875,500
Value of shares converted							$ 82,000